Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 450	$ 680	$ 421	$ 461
Cumulative tax impact	46	43	54	48
Balance, net of tax	496	723	475	509
OCI before reclassifications	(224)	245	(133)
Amounts reclassified from AOCI	(6)	14	93
OCI Balance	(230)	259	(40)
Cumulative tax impact	3	(11)	6
OCI Balance, net of tax	(227)	248	(34)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Balance	(48)	61	(3)	(39)
Cumulative tax impact	6	(8)		4
Balance, net of tax	(42)	53	(3)	(35)
OCI before reclassifications	(90)	64	(43)
Amounts reclassified from AOCI	(19)		79
OCI Balance	(109)	64	36
Cumulative tax impact	14	(8)	(4)
OCI Balance, net of tax	(95)	56	32
Accumulated Net Gains (Losses) on Available-for-Sale Securities [Member]
Balance		1	1	(2)
Balance, net of tax		1	1	(2)
OCI before reclassifications	(1)		3
OCI Balance	(1)		3
OCI Balance, net of tax	(1)		3
Accumulated Defined Benefit Plan Items [Member]
Balance	(162)	(231)	(223)	(179)
Cumulative tax impact	40	51	54	44
Balance, net of tax	(122)	(180)	(169)	(135)
OCI before reclassifications	56	(22)	(58)
Amounts reclassified from AOCI	13	14	14
OCI Balance	69	(8)	(44)
Cumulative tax impact	(11)	(3)	10
OCI Balance, net of tax	58	(11)	(34)
Foreign Currency Translation Adjustments ("CTA") [Member]
Balance	660	849	646	681
Balance, net of tax	660	849	646	$ 681
OCI before reclassifications	(189)	203	(35)
OCI Balance	(189)	203	(35)
OCI Balance, net of tax	$ (189)	$ 203	$ (35)